Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Effects of offsetting in the balance sheet
Gross amounts	$ 82,979	$ 114,941
Amounts offset	(62,899)	(73,266)
Net amounts reported on the balance sheet	20,080	41,675
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,326)	(14,719)
Cash collateral	(2,370)	(2,252)
Financial instrument collateral	(2,925)	(20,428)
Net amount	3,459	4,276
Effects of offsetting in the balance sheet
Gross amounts	136,640	143,422
Amounts offset	(62,899)	(73,266)
Net amounts reported on the balance sheet	73,741	70,156
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,328)	(14,719)
Cash collateral	(3,910)	(4,524)
Financial instrument collateral	(37,033)	(29,358)
Net amount	21,470	21,555
Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	2,368	2,250
Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	3,910	4,524
Stock borrowing arrangements	3	16
Futures margin	319	238
Collateral received
Effects of offsetting in the balance sheet
Gross amounts	2,763	5,516
Amounts offset	(2,757)	(5,501)
Net amounts reported on the balance sheet	6	15
Amounts subject to enforceable netting arrangements but not offset
Net amount	6	15
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	46,742	66,144
Amounts offset	(30,370)	(44,499)
Net amounts reported on the balance sheet	16,372	21,645
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,328)	(14,719)
Cash collateral	(3,895)	(4,426)
Financial instrument collateral	(1,149)	(1,693)
Net amount		807
Financial liabilities not subject to offsetting	1,687	1,409
Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	35,899	27,763
Net amounts reported on the balance sheet	35,899	27,763
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(15)	(98)
Financial instrument collateral	(35,884)	(27,665)
Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	51,236	43,999
Amounts offset	(29,772)	(23,266)
Net amounts reported on the balance sheet	21,464	20,733
Amounts subject to enforceable netting arrangements but not offset
Net amount	21,464	20,733
Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	4,806	10,068
Amounts offset	(4,787)	(10,032)
Net amounts reported on the balance sheet	19	36
Amounts subject to enforceable netting arrangements but not offset
Financial instrument collateral	(3)	(16)
Net amount	16	20
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	45,409	61,171
Amounts offset	(28,340)	(39,968)
Net amounts reported on the balance sheet	17,069	21,203
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,326)	(14,719)
Cash collateral	(2,357)	(2,247)
Financial instrument collateral	(6)	(16)
Net amount	3,380	4,221
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	2,284	2,164
Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	2,937	20,401
Net amounts reported on the balance sheet	2,937	20,401
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(13)	(5)
Financial instrument collateral	(2,916)	(20,396)
Net amount	8
Loans
Effects of offsetting in the balance sheet
Gross amounts	29,827	23,301
Amounts offset	(29,772)	(23,266)
Net amounts reported on the balance sheet	55	35
Amounts subject to enforceable netting arrangements but not offset
Net amount	55	35
Parent Entity
Effects of offsetting in the balance sheet
Gross amounts	82,594	114,386
Amounts offset	(62,899)	(73,266)
Net amounts reported on the balance sheet	19,695	41,120
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,294)	(14,586)
Cash collateral	(2,191)	(1,864)
Financial instrument collateral	(2,753)	(20,428)
Net amount	3,457	4,242
Effects of offsetting in the balance sheet
Gross amounts	133,917	143,152
Amounts offset	(62,899)	(73,266)
Net amounts reported on the balance sheet	71,018	69,886
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,294)	(14,586)
Cash collateral	(3,733)	(4,387)
Financial instrument collateral	(34,521)	(29,358)
Net amount	21,470	21,555
Parent Entity | Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	2,189	1,862
Parent Entity | Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	3,733	4,387
Stock borrowing arrangements	3	16
Futures margin	319	238
Parent Entity | Collateral received
Effects of offsetting in the balance sheet
Gross amounts	2,763	5,516
Amounts offset	(2,757)	(5,501)
Net amounts reported on the balance sheet	6	15
Amounts subject to enforceable netting arrangements but not offset
Net amount	6	15
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	46,572	65,874
Amounts offset	(30,370)	(44,499)
Net amounts reported on the balance sheet	16,202	21,375
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,294)	(14,586)
Cash collateral	(3,718)	(4,289)
Financial instrument collateral	(1,190)	(1,693)
Net amount		807
Financial liabilities not subject to offsetting	1,687	1,404
Parent Entity | Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	33,346	27,763
Net amounts reported on the balance sheet	33,346	27,763
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(15)	(98)
Financial instrument collateral	(33,331)	(27,665)
Parent Entity | Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	51,236	43,999
Amounts offset	(29,772)	(23,266)
Net amounts reported on the balance sheet	21,464	20,733
Amounts subject to enforceable netting arrangements but not offset
Net amount	21,464	20,733
Parent Entity | Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	4,806	10,068
Amounts offset	(4,787)	(10,032)
Net amounts reported on the balance sheet	19	36
Amounts subject to enforceable netting arrangements but not offset
Financial instrument collateral	(3)	(16)
Net amount	16	20
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	45,198	60,616
Amounts offset	(28,340)	(39,968)
Net amounts reported on the balance sheet	16,858	20,648
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,294)	(14,586)
Cash collateral	(2,178)	(1,859)
Financial instrument collateral	(6)	(16)
Net amount	3,380	4,187
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	2,269	2,146
Parent Entity | Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	2,763	20,401
Net amounts reported on the balance sheet	2,763	20,401
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(13)	(5)
Financial instrument collateral	(2,744)	(20,396)
Net amount	6
Parent Entity | Loans
Effects of offsetting in the balance sheet
Gross amounts	29,827	23,301
Amounts offset	(29,772)	(23,266)
Net amounts reported on the balance sheet	55	35
Amounts subject to enforceable netting arrangements but not offset
Net amount	$ 55	$ 35